Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 14.09	$ 12.05	$ 9.59
Assumptions:
Expected volatility	32.00%	40.00%	50.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.57%	0.76%	0.83%
Expected life	5 years	5 years	5 years